Risk Report - Credit Risk Management - IFRS 9 Overview of active and expired moratoria - Parenthetical information (Detail: Text values)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
IFRS 9 - Overview of active and expired moratoria [Abstract]
Excluding exposures qualifying for derecognition [text value]	€ 300,000,000	€ 300,000,000
Percentage of performing clients [text value]	0.84
Active moratoria [text value]	€ 30,000,000
Moratoria: Percentage of clients who have resumed payments [text value]	0.95
Newly originated loans and advances subject to a public guarantee scheme [text value]	€ 4,200,000,000
Newly originated loans and advances subject to a public guarantee scheme in Germany [text value]	2,100,000,000
Newly originated loans and advances subject to a public guarantee scheme in Spain [text value]	1,600,000,000
Newly originated loans and advances subject to a public guarantee scheme in Luxembourg [text value]	€ 500,000,000
Newly originated loans and advances subject to a public guarantee scheme: Percentage of clients who have resumed payments [text value]	0.99